CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011
CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Common dividends declared (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01